Investment in equity investees (Details 2) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Equity method investment with the investment cost allocation
Carrying value of equity investment		¥ 30,460	¥ 34,294		¥ 30,460
Impairment charges			¥ 3,299	$ 452	¥ 3,043	¥ 1,969
Acquired finite-lived intangible assets, weighted average useful life			11 years 7 months 6 days	11 years 7 months 6 days	12 years 1 month 6 days
Yonghui superstores co ltd [member]
Equity method investments
Percentage of the equity interests on a fully diluted basis (in percentage)			11.30%
Number of board seat held | item			1
Number of board seats | item			9
Equity method investment with the investment cost allocation
Carrying value of equity investment			¥ 2,244
Aggregate market values		3,426	6,476		¥ 3,426
Impairment charges	¥ 438	266
Equity method investment difference between carrying amount and underlying equity assigned to amortizable intangible assets		1,472	1,159		1,472
Equity method investment, difference between carrying amount and underlying equity, assigned to goodwill		845	342		845
Equity method investment, difference between carrying amount and underlying equity, assigned to deferred tax liabilities		368	290		368
Equity method investment, difference between carrying amount and underlying equity, assigned to amortizable intangible assets		¥ 1,472	¥ 1,159		¥ 1,472
Acquired finite-lived intangible assets, weighted average useful life			11 years	11 years
JD Technology
Equity method investment with the investment cost allocation
Carrying value of equity investment			¥ 15,607
Home Credit Consumer Finance Co Ltd
Equity method investment with the investment cost allocation
Carrying value of equity investment			¥ 2,500